Financial Risk Management - Summary of Contractual Undiscounted Cash Flows Nonderivative Financial Liabilities (Detail) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 29,737	$ 31,702
Lease liabilities	4,515	5,095
Borrowings		343
More than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	296	604
Lease liabilities	$ 8,668	13,195
Borrowings		$ 16,787